Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Basis Of Presentation [Abstract]
Summary of Subsidiaries

Subsidiaries	Jurisdiction of Formation	Equity Ownership
Sundial Deutschland GmbH	Germany	100%
Sundial Insurance (Bermuda) Ltd.	Bermuda	100%
Spirit Leaf Inc.	Alberta, Canada	100%
Spirit Leaf Corporate Inc.	Alberta, Canada	100%
Spirit Leaf Ontario Inc. (1)	Ontario, Canada	0%
Superette Ontario Inc. (1)	Ontario, Canada	0%
Zenabis Ltd.	Canada	100%
Liquor Stores GP Inc.	Alberta, Canada	100%
Liquor Stores Limited Partnership	Alberta, Canada	99%
Nova Cannabis Stores GP Inc.	Alberta, Canada	100%
Nova Cannabis Stores Limited Partnership	Alberta, Canada	99%
Nova Cannabis Analytics GP Inc.	Alberta, Canada	100%
Nova Cannabis Analytics Limited Partnership	Alberta, Canada	99%
Valens Agritech Ltd. (2)	Canada	100%
Southern Cliff Brands Inc. (2)	Ontario, Canada	100%
LYF Food Technologies Inc. (2)	British Columbia, Canada	100%
Valens Australia Pty Ltd.	Australia	100%
Indiva Inc.	Ontario, Canada	100%
Vieva Canada Limited (2)	Ontario, Canada	100%
(1)
These entities may be considered to be “controlled” by the Company solely for the purposes of IFRS, but these entities are not controlled by the Company within the meaning of applicable corporate law. For the purposes of IFRS, control of these entities is determined by the Company being exposed to the variable returns and having the ability to affect those returns through its power over the entities.
(2)
On January 1, 2026, Valens Agritech Ltd., LYF Food Technologies Inc., Southern Cliff Brands Inc. and Vieva Canada Limited amalgamated and continued as “Valens Agritech Ltd.”.